Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 5,506,941	$ 6,452,589
Accounts receivable	659,409	0
Prepaid expenses	1,768,533	1,433,153
Total current assets	7,934,883	7,885,742
Property and equipment, net	149,974	209,689
Other assets	71,010	1,187,788
Total assets	8,155,867	9,283,219
Current liabilities:
Accounts payable	1,849,760	2,802,950
Accrued expenses	1,257,572	716,931
Total current liabilities	$ 3,107,332	$ 3,519,881
Stockholders’ equity:
Common Stock, Shares Authorized (in shares)	150,000,000	600,000,000
Issued and outstanding shares – 10,536,875 and 1,977,152 at December 31, 2024 and 2023, respectively	$ 10,537	$ 1,977
Additional paid-in capital	134,394,079	110,125,146
Accumulated deficit	(129,356,081)	(104,363,785)
Total stockholders’ equity	5,048,535	5,763,338
Total liabilities and stockholders’ equity	$ 8,155,867	$ 9,283,219